Details of Significant Accounts - Summary of Other payables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 4,382	$ 131,064	$ 206,268
Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	2,426	72,576	97,930
Salaries and Bonuses
Disclosure Of Financial Liabilities [Line Items]
Other payables	850	25,405	31,049
Service Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	476	14,236	48,137
Payables on Machinery, Equipment and Intangible Assets
Disclosure Of Financial Liabilities [Line Items]
Other payables	151	4,526	2,707
Repair Expense
Disclosure Of Financial Liabilities [Line Items]
Other payables	9	264	3,677
Medical Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	58	1,732	2,191
Labor and Health Insurance
Disclosure Of Financial Liabilities [Line Items]
Other payables	21	638	676
Other Accrued Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 391	$ 11,687	$ 19,901